Joint Ventures (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets	$ 2,466,261	$ 2,331,911
Long-Lived Assets	1,829,975	1,886,069
Current liabilities	748,045	580,349
Non-current liabilities	1,300,723	1,330,359
Revenue	2,157,323	1,939,322	$ 1,728,332
Profit (loss) from continuing operations	428,417	281,924	224,520
Other comprehensive income	(4,948)	548	(6,847)
Comprehensive income	423,469	282,472	217,673
SQM Vitas Spain [Member]
Current assets			1,662
Long-Lived Assets			729
Current liabilities			1,208
Non-current liabilities			0
Revenue			11,875
Profit (loss) from continuing operations			218
Other comprehensive income			0
Comprehensive income			218
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Current assets	31,461	43,639	56,053
Long-Lived Assets	6,656	7,399	8,023
Current liabilities	15,228	26,738	37,563
Non-current liabilities	0	0	0
Revenue	13,326	16,051	65,929
Profit (loss) from continuing operations	(1,070)	(2,744)	(1,689)
Other comprehensive income	0	0	(24)
Comprehensive income	(1,070)	(2,744)	(1,713)
Coromandel SQM India [Member]
Current assets	6,659	4,485	3,738
Long-Lived Assets	862	847	924
Current liabilities	4,205	2,334	2,668
Non-current liabilities	53	0	70
Revenue	10,381	8,034	5,816
Profit (loss) from continuing operations	332	870	176
Other comprehensive income	0	0	0
Comprehensive income	332	870	176
SQM Vitas Fzco. [Member]
Current assets	23,699	20,896	14,096
Long-Lived Assets	17,479	16,395	10,575
Current liabilities	2,221	1,380	1,464
Non-current liabilities	0	0	0
Revenue	15,518	16,210	17,893
Profit (loss) from continuing operations	3,003	6,916	738
Other comprehensive income	(9)	897	19,371
Comprehensive income	2,994	7,813	20,109
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Current assets	6,941	5,733	5,100
Long-Lived Assets	171	203	202
Current liabilities	1,152	697	377
Non-current liabilities	0	0	0
Revenue	12,631	7,553	10,539
Profit (loss) from continuing operations	721	325	990
Other comprehensive income	0	0	0
Comprehensive income	721	325	990
SQM Vitas Brazil Agroindustria [Member]
Current assets	30,303	21,511	32,449
Long-Lived Assets	8,453	8,917	6,638
Current liabilities	27,752	21,085	35,365
Non-current liabilities	0	0	0
Revenue	60,131	63,055	67,870
Profit (loss) from continuing operations	1,753	4,570	(72)
Other comprehensive income	(101)	5,690	0
Comprehensive income	1,652	10,260	(72)
SQM Vitas Peru S.A.C. [Member]
Current assets	20,933	23,598	24,432
Long-Lived Assets	8,534	8,931	6,562
Current liabilities	17,380	20,333	25,933
Non-current liabilities	6,126	6,231	0
Revenue	35,299	36,926	45,739
Profit (loss) from continuing operations	(216)	815	786
Other comprehensive income	0	0	0
Comprehensive income	(216)	815	786
SQM Vitas Plantacote B.V [Member]
Current assets	679	619	802
Long-Lived Assets	0	0	0
Current liabilities	10	31	30
Non-current liabilities	0	0	0
Revenue	0	0	0
Profit (loss) from continuing operations	(1)	(159)	(250)
Other comprehensive income	0	0	0
Comprehensive income	(1)	(159)	(250)
SQM Vitas Holland B.V. [Member]
Current assets	2,190	1,961	428
Long-Lived Assets	669	588	1,955
Current liabilities	0	11	18
Non-current liabilities	0	0	0
Revenue	0	0	0
Profit (loss) from continuing operations	(36)	342	(21)
Other comprehensive income	0	0	0
Comprehensive income	(36)	342	(21)
Minera Exar S.A. [Member]
Current assets	19,277
Long-Lived Assets	73,114
Current liabilities	38,670
Non-current liabilities	0
Revenue	0
Profit (loss) from continuing operations	(53)
Other comprehensive income	0
Comprehensive income	(53)
Joint ventures [member]
Current assets	142,142	122,442	138,760
Long-Lived Assets	115,938	43,280	35,608
Current liabilities	106,618	72,609	104,626
Non-current liabilities	6,179	6,231	70
Revenue	147,286	147,829	225,661
Profit (loss) from continuing operations	4,433	10,935	876
Other comprehensive income	(110)	6,587	19,347
Comprehensive income	$ 4,323	$ 17,522	$ 20,223